Note 10 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payment due by period
	Total	< 1 year	1 - 3 years
Contractual Obligations:
Rent obligations	$78,783	$78,783	$	- 0 -
Total	$78,783	$78,783	$	- 0 -